Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Other Commitments (Detail) $ in Thousands, $ in Millions		12 Months Ended
	Oct. 28, 2021 USD ($) item	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Oct. 28, 2021 CLP ($)	Oct. 28, 2021 USD ($)
Disclosure Of Other Provisions [Line Items]
Other financial assets		$ 39,379,065	$ 20,660,450
Additions Other Than Through Business Combinations Property Plant And Equipment		898,459,952	745,608,250
Issued capital		$ 3,882,103,470	$ 3,882,103,470
Sociedad De Inversiones K Cuatro S.P.A [Member]
Disclosure Of Other Provisions [Line Items]
Percentage of equity interests acquired				10.00%	10.00%
Other financial assets				$ 31,632
Suministradora De Buses K Cuatro Spa [Member]
Disclosure Of Other Provisions [Line Items]
Number of buses acquired | item	991
Additions Other Than Through Business Combinations Property Plant And Equipment	$ 364
Issued capital					$ 63